STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Income
Interest income	$ 1,314	$ 3,818
Miscellaneous income	26,839	18,255
Total income	28,153	22,073
Share of income from operating limited partnerships	863,845	1,284,829
Expenses
Professional fees	138,830	141,425
Partnership management fee	512,179	666,597
General and administrative expenses	119,755	103,123
Total Expenses	770,764	911,145
NET INCOME (LOSS)	121,234	395,757
Net income (loss) allocated to general partner	1,213	3,958
Net income (loss) allocated to assignees	120,021	391,799
Net income (loss) per BAC	0.01	0.02
Series Seven [Member]
Income
Interest income	0	0
Miscellaneous income	0	0
Total income	0	0
Share of income from operating limited partnerships	0	0
Expenses
Professional fees	0	0
Partnership management fee	0	0
General and administrative expenses	0	0
Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to assignees	0	0
Net income (loss) per BAC	0	0
Series Nine [Member]
Income
Interest income	249	424
Miscellaneous income	682	330
Total income	931	754
Share of income from operating limited partnerships	215,680	278,008
Expenses
Professional fees	25,421	25,333
Partnership management fee	89,763	99,125
General and administrative expenses	24,059	30,254
Total Expenses	139,243	154,712
NET INCOME (LOSS)	77,368	124,050
Net income (loss) allocated to general partner	774	1,241
Net income (loss) allocated to assignees	76,594	122,809
Net income (loss) per BAC	0.02	0.03
Series Ten [Member]
Income
Interest income	270	557
Miscellaneous income	3,790	3,718
Total income	4,060	4,275
Share of income from operating limited partnerships	67,526	338,168
Expenses
Professional fees	21,029	21,338
Partnership management fee	80,719	82,181
General and administrative expenses	19,815	15,257
Total Expenses	121,563	118,776
NET INCOME (LOSS)	(49,977)	223,667
Net income (loss) allocated to general partner	(500)	2,237
Net income (loss) allocated to assignees	(49,477)	221,430
Net income (loss) per BAC	(0.02)	0.09
Series Eleven [Member]
Income
Interest income	172	820
Miscellaneous income	5,019	3,020
Total income	5,191	3,840
Share of income from operating limited partnerships	101,525	54,381
Expenses
Professional fees	23,494	22,924
Partnership management fee	86,686	98,732
General and administrative expenses	18,949	14,550
Total Expenses	129,129	136,206
NET INCOME (LOSS)	(22,413)	(77,985)
Net income (loss) allocated to general partner	(224)	(780)
Net income (loss) allocated to assignees	(22,189)	(77,205)
Net income (loss) per BAC	(0.01)	(0.03)
Series Twelve [Member]
Income
Interest income	203	800
Miscellaneous income	1,188	1,300
Total income	1,391	2,100
Share of income from operating limited partnerships	160,100	44,097
Expenses
Professional fees	26,219	28,539
Partnership management fee	63,473	110,794
General and administrative expenses	22,239	17,087
Total Expenses	111,931	156,420
NET INCOME (LOSS)	49,560	(110,223)
Net income (loss) allocated to general partner	496	(1,102)
Net income (loss) allocated to assignees	49,064	(109,121)
Net income (loss) per BAC	0.02	(0.04)
Series Fourteen [Member]
Income
Interest income	420	1,217
Miscellaneous income	16,160	9,887
Total income	16,580	11,104
Share of income from operating limited partnerships	319,014	570,175
Expenses
Professional fees	42,667	43,291
Partnership management fee	191,538	275,765
General and administrative expenses	34,693	25,975
Total Expenses	268,898	345,031
NET INCOME (LOSS)	66,696	236,248
Net income (loss) allocated to general partner	667	2,362
Net income (loss) allocated to assignees	$ 66,029	$ 233,886
Net income (loss) per BAC	0.01	0.04